Income Taxes (Details) - Schedule of net deferred tax assets and the valuation allowance - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 73,364	$ 61,824
Tax credit forwards	4,780	3,704
Unearned premium reserves	103	97
Discounting of unpaid losses	167	155
Stock compensation	501	395
Other	1,048
Total deferred tax assets	79,963	66,175
Deferred tax liabilities:
Depreciation & Amortization	(3,691)	(3,914)
Other		(185)
Total deferred tax liabilities	(3,691)	(4,099)
Net deferred tax assets	76,272	62,076
Less valuation allowance	(76,272)	(62,160)
Balance end of year		$ (84)